INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Income Per Share [Abstract]
Computation of Basic and Diluted earnings per common share from continuing operations

	December 31,
	2012	2011
Net income	$4,176	$654
Weighted-average common shares outstanding (basic)	11,785,750	11,785,826
Effect of dilutive securities from equity awards	264,750	—

Weighted-average common shares outstanding (diluted)	12,050,500	11,785,826
Basic earnings per common share	$0.35	$0.06

Dilutive earnings per common share	$0.35	$0.06